Victory Pioneer
Disciplined Value Fund
Schedule of Investments | November 30, 2025

Schedule of Investments  |  11/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.8%
	Common Stocks — 99.7% of Net Assets
	Air Freight & Logistics — 1.7%
72,275	United Parcel Service, Inc., Class B	$ 6,923,222
	Total Air Freight & Logistics	$6,923,222

	Automobiles — 0.6%
186,547	Ford Motor Co.	$ 2,477,344
	Total Automobiles	$2,477,344

	Banks — 14.6%
365,911	Bank of America Corp.	$ 19,631,125
264,609	Huntington Bancshares, Inc.	4,313,127
53,324	JPMorgan Chase & Co.	16,694,678
93,098	Truist Financial Corp.	4,329,057
178,282	US Bancorp	8,744,732
78,695	Wells Fargo & Co.	6,755,966
	Total Banks	$60,468,685

	Biotechnology — 2.0%
27,824(a)	Biogen, Inc.	$ 5,066,472
7,324(a)	Vertex Pharmaceuticals, Inc.	3,175,760
	Total Biotechnology	$8,242,232

	Building Products — 2.1%
12,477(a)	Builders FirstSource, Inc.	$ 1,400,294
35,245	Carrier Global Corp.	1,934,246
64,134	Fortune Brands Innovations, Inc.	3,311,238
19,991	Owens Corning	2,263,781
	Total Building Products	$8,909,559

	Capital Markets — 8.7%
19,780	Goldman Sachs Group, Inc.	$ 16,339,071
21,953	Northern Trust Corp.	2,883,307
125,371	State Street Corp.	14,921,657
20,327	T Rowe Price Group, Inc.	2,081,078
	Total Capital Markets	$36,225,113

	Chemicals — 2.7%
17,555	Air Products and Chemicals, Inc.	$ 4,582,733
47,628	LyondellBasell Industries NV, Class A	2,333,296
39,227	PPG Industries, Inc.	3,924,269
9,631(a)	Solstice Advanced Materials, Inc.	459,206
	Total Chemicals	$11,299,504

1Victory Pioneer Disciplined Value Fund | 11/30/25

Shares		Value
	Communications Equipment — 3.5%
188,706	Cisco Systems, Inc.	$ 14,519,040
	Total Communications Equipment	$14,519,040

	Construction Materials — 1.5%
50,104	CRH Plc	$ 6,010,476
	Total Construction Materials	$6,010,476

	Consumer Staples Distribution & Retail — 1.3%
60,525	Target Corp.	$ 5,484,775
	Total Consumer Staples Distribution & Retail	$5,484,775

	Diversified Telecommunication Services — 0.9%
93,321	Verizon Communications, Inc.	$ 3,836,426
	Total Diversified Telecommunication Services	$3,836,426

	Electric Utilities — 2.7%
90,922	American Electric Power Co., Inc.	$ 11,253,416
	Total Electric Utilities	$11,253,416

	Electrical Equipment — 1.6%
16,853	Rockwell Automation, Inc.	$ 6,671,429
	Total Electrical Equipment	$6,671,429

	Entertainment — 1.7%
69,370	Walt Disney Co.	$ 7,247,084
	Total Entertainment	$7,247,084

	Financial Services — 0.5%
32,270	PayPal Holdings, Inc.	$ 2,023,006
	Total Financial Services	$2,023,006

	Food Products — 2.7%
23,861	Hershey Co.	$ 4,487,777
73,566	Kraft Heinz Co.	1,876,668
82,684	Mondelez International, Inc., Class A	4,760,118
	Total Food Products	$11,124,563

	Ground Transportation — 2.1%
36,785	Union Pacific Corp.	$ 8,527,866
	Total Ground Transportation	$8,527,866

	Health Care Equipment & Supplies — 3.5%
43,417	Medtronic Plc	$ 4,573,113
102,560	Zimmer Biomet Holdings, Inc.	10,001,651
	Total Health Care Equipment & Supplies	$14,574,764

Victory Pioneer Disciplined Value Fund | 11/30/252

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Shares		Value
	Health Care Providers & Services — 1.0%
14,728	Cigna Group	$ 4,083,780
	Total Health Care Providers & Services	$4,083,780

	Household Durables — 1.2%
31,808	DR Horton, Inc.	$ 5,057,790
	Total Household Durables	$5,057,790

	Household Products — 1.0%
36,168	Kimberly-Clark Corp.	$ 3,946,652
	Total Household Products	$3,946,652

	Industrial Conglomerates — 5.2%
82,298	3M Co.	$ 14,159,371
38,526	Honeywell International, Inc.	7,404,312
	Total Industrial Conglomerates	$21,563,683

	Insurance — 2.1%
87,856	American International Group, Inc.	$ 6,691,113
18,845	Prudential Financial, Inc.	2,039,971
	Total Insurance	$8,731,084

	Interactive Media & Services — 3.1%
40,024	Alphabet, Inc., Class A	$ 12,814,884
	Total Interactive Media & Services	$12,814,884

	IT Services — 3.5%
8,390	Accenture Plc, Class A	$ 2,097,500
40,513	International Business Machines Corp.	12,501,501
	Total IT Services	$14,599,001

	Machinery — 2.2%
9,022	Caterpillar, Inc.	$ 5,194,507
8,366	Deere & Co.	3,885,923
	Total Machinery	$9,080,430

	Media — 2.4%
379,988	Comcast Corp., Class A	$ 10,141,880
	Total Media	$10,141,880

	Multi-Utilities — 1.2%
63,925	CMS Energy Corp.	$ 4,822,502
	Total Multi-Utilities	$4,822,502

	Oil, Gas & Consumable Fuels — 8.1%
89,060	ConocoPhillips	$ 7,898,731
174,654	Coterra Energy, Inc.	4,687,713
97,395	EQT Corp.	5,927,460
3Victory Pioneer Disciplined Value Fund | 11/30/25

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
109,195	Exxon Mobil Corp.	$ 12,657,885
29,949	Shell Plc (A.D.R.)	2,209,338
	Total Oil, Gas & Consumable Fuels	$33,381,127

	Pharmaceuticals — 5.3%
77,000	Johnson & Johnson	$ 15,932,840
124,592	Sanofi S.A. (A.D.R.)	6,214,649
	Total Pharmaceuticals	$22,147,489

	Semiconductors & Semiconductor Equipment — 1.5%
13,117	QUALCOMM, Inc.	$ 2,204,837
24,204	Texas Instruments, Inc.	4,072,807
	Total Semiconductors & Semiconductor Equipment	$6,277,644

	Software — 1.5%
8,717(a)	Adobe, Inc.	$ 2,790,573
14,936	Salesforce, Inc.	3,443,346
	Total Software	$6,233,919

	Specialty Retail — 4.2%
44,282	Best Buy Co., Inc.	$ 3,510,677
36,393	Lowe's Cos., Inc.	8,824,574
32,564	TJX Cos., Inc.	4,947,123
	Total Specialty Retail	$17,282,374

	Technology Hardware, Storage & Peripherals — 0.8%
28,672	NetApp, Inc.	$ 3,198,648
	Total Technology Hardware, Storage & Peripherals	$3,198,648

	Textiles, Apparel & Luxury Goods — 1.0%
64,639	NIKE, Inc., Class B	$ 4,177,619
	Total Textiles, Apparel & Luxury Goods	$4,177,619

	Total Common Stocks (Cost $344,253,413)	$413,359,010

Victory Pioneer Disciplined Value Fund | 11/30/254

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Shares		Value

	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
414,257(b)	Dreyfus Government Cash Management, Institutional Shares, 3.86%	$ 414,257
		$414,257

	TOTAL SHORT TERM INVESTMENTS (Cost $414,257)	$414,257

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $344,667,670)	$413,773,267
	OTHER ASSETS AND LIABILITIES — 0.2%	$832,220
	net assets — 100.0%	$414,605,487

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$413,359,010	$—	$—	$413,359,010
Open-End Fund	414,257	—	—	414,257
Total Investments in Securities	$413,773,267	$—	$—	$413,773,267
During the period ended November 30, 2025, there were no transfers in or out of Level 3.
5Victory Pioneer Disciplined Value Fund | 11/30/25